Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261746
Shareholder Report [Line Items]
Fund Name	SEI DBi Multi-Strategy Alternative ETF
Class Name	SEI DBi Multi-Strategy Alternative ETF
Trading Symbol	QALT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI DBi Multi-Strategy Alternative ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI DBi Multi-Strategy Alternative ETF	$118	1.16%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense and reorganization expenses. Had these expenses been excluded the ratio would have been 1.01%.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

Dynamic Beta Investments (DBi) is the Fund’s sole sub-adviser, which manages the Fund’s active exposure through a portfolio of exchange-traded futures.

The Fund registered gains in equity index trading and losses in currency and fixed income trading during the reporting period. Equity trading captured the generally positive momentum in equity markets despite the short-lived volatility in early 2025. At the end of the period, the Fund retained significant long exposure to several equity indices. Within the Fund’s fixed income portfolio, there were short positions in 10-year U.S. Treasury notes and 30-year bonds, which incurred losses in the fourth quarter of 2024 and the first quarter of 2025 as yields fell. At the end of the reporting period, the Fund’s positioning was mixed, with a long position in the 10-year Treasury note and a short position in the 30-year bond. Regarding currency exposure, the Fund entered 2025 with a large long U.S. dollar position, which was hampered as the greenback weakened in the first two quarters of the year. The Fund subsequently took a long position in the U.S. dollar.

Consistent with the Fund’s strategy, all active exposure is implemented through derivatives, particularly exchange-traded futures.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	SEI DBi Multi-Strategy Alternative ETFFootnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Jun/23	$10,000	$10,000	$10,000
Sep/23	$10,159	$9,677	$10,131
Sep/24	$10,912	$10,796	$10,684
Sep/25	$11,260	$11,108	$11,152

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
SEI DBi Multi-Strategy Alternative ETFFootnote Reference*	3.19%	5.40%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	2.88%	4.77%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	4.96%

Performance Inception Date	Jun. 30, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 188,904,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 959
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$188,904	14	$959	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
MSCI Emerging Markets Index	0.4%
S&P 500 Index E-MINI	0.2%
NASDAQ 100 Index E-MINI	0.1%
Japanese Yen	0.1%
Russell 2000 Index E-MINI	0.0%
CAD Currency	0.0%
U.S. 10-Year Treasury Note	0.0%
MSCI EAFE Index	0.0%
U.S. Dollar Index	0.0%
Euro FX	0.0%

Material Fund Change [Text Block]

Material Fund Changes

The SEI DBi Multi-Strategy Alternative ETF reorganized from SEI Institutional Managed Trust Liquid Alternative Fund ("Predecessor Fund") effective as of the close of business August 22, 2025. The reorganization, approved by the Board of Trustees in 2025, was deemed in the best interest of shareholders. The Fund and the Predecessor Fund have the same investment objectives and principal investment strategies. Returns prior to the reorganization are those of the Predecessor Fund.

[1]	The expense ratio includes a proxy fee expense and reorganization expenses. Had these expenses been excluded the ratio would have been 1.01%.